Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (loss) before tax	$ 1,749,479	$ (7,267,586)
Adjustments to reconcile profit (loss)
Net currency exchange losses	3,993,733
Expected credit losses	364,640
Depreciation expenses	275,746	321,902
Amortization expenses	442,242	406,573
(Gain) loss on disposal of property, plant and equipment	(73)	257
Share-based payment expenses	722,176	500,000
Share option expenses		38,053
Interest expense	416,605	376,546
Interest income	(392,455)	(400,516)
Gains on reversal of accounts and other payables		(68,165)
Losses (gains) on financial assets and liabilities at fair value through profit or loss	2,729,466	(616,686)
Changes in operating assets
Contract assets	(20,027,585)	(3,826,381)
Accounts receivable	3,051,025	1,534,225
Inventories	1,316	12,085
Prepayments	(685,966)	1,163,915
Other receivables	(433,302)	(15,757)
Other current assets	105,401	(30,319)
Other non-current assets	423,248	(15,315)
Changes in operating liabilities
Contract liabilities	(59,403)	54,746
Notes payable	34	(9)
Accounts payable	(2,160,932)	(2,846,303)
Other payables	(1,500,939)	(1,288,629)
Provisions	(79,505)	(30,203)
Other current liabilities	21,982	(8,464)
Other non-current liabilities	26,687
Cash flows used in operations	(11,016,380)	(12,006,031)
Interest received	448,299	386,537
Interest paid	(672,592)	(388,045)
Tax paid	(18,106)	(12,491)
Net cash flows used in operating activities	(11,258,779)	(12,020,030)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property, plant and equipment	(363,096)	(216,672)
Proceeds from disposal of property, plant and equipment	143
Acquisition of intangible assets	(57,982)	(3,257,771)
Investment in financial assets at amortized cost		(1,988,270)
Guarantee Deposits Received	(41,291)	(265,127)
Net cash flows used in investing activities	(462,226)	(5,727,840)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings	7,050,890	11,037,443
Repayments of short-term borrowings	(6,622,572)	(9,238,450)
Repayments of long-term borrowings	(750,819)	(872,431)
Principal repayment of lease liabilities	(68,252)	(8,665)
Repayments of loan from shareholders	(3,000,000)
Exercise of public warrants		4,372,875
Proceeds from Series B preferred shares and private warrants	9,650,000
Proceeds from issuance ordinary share	11,290,004
Exercise of restricted share units	(39,056)
Net cash flows from financing activities	17,510,195	5,290,772
Effect of foreign exchange rate changes	122,449	(270,698)
Net increase (decrease) in cash and cash equivalents	5,911,639	(12,727,796)
Cash and cash equivalents at beginning of period	5,306,857	22,996,377
Cash and cash equivalents at end of period	$ 11,218,496	$ 10,268,581